Debt - Schedule of Debt (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Borrowing costs [abstract]
Senior credit facility	$ 26,500
Unamortized debt issuance costs	(1,864)
Debt	$ 24,636